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                                                                 Lindsey Edwards
                                                               Corporate Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                         March 8, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

       Re:   Brighthouse Variable Annuity Account C
             (formerly MetLife Investors Variable Annuity Account One) File No. 811-05200
             ---------------------------------------------------------

Commissioners:

The Annual Reports dated December 31, 2016 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Variable Annuity Account C (formerly MetLife Investors Variable Annuity Account One) of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Report for the Invesco V.I. International Growth Portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Report for the Government and Agency Securities Portfolio of Deutsche Variable Series II is incorporated by reference as filed on Form N-CSR, CIK
No. 0000810573, File No. 811-05002.

The Annual Report for the Foreign VIP Series of Franklin Templeton Variable Insurance Products Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File
No. 811-08399.

The Annual Report for the Putnam VT Multi-Cap Growth Series of Putnam Variable Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000824036, File No. 811-05371.



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The Annual Report for the Equity-Income Portfolio of Variable Insurance Products
Fund is incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Growth Opportunities Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK
No. 0000927384, File No. 811-07205.


Sincerely,

/s/ Lindsey Edwards

Lindsey Edwards, Esq.
Corporate Counsel
Brighthouse Financial